CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares Common Class A	Ordinary Shares Common Class B	Ordinary Shares	Additional Paid-in Capital	Treasury stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Foreign currency translation adjustments	Accumulated Other Comprehensive Income (Loss) Intra-entity foreign currency transaction loss	Retained Earnings	Non controlling Interests	Common Class A	Total
Beginning Balance at Dec. 31, 2020			$ 12,368	$ 542,122	$ (117,183)	$ 6,331	$ 11,903	$ (5,572)	$ 255,575	$ 695		$ 699,908
Beginning Balance (in shares) at Dec. 31, 2020	65,715,529	24,336,650
Net (loss) profit for the year									(19,584)			(19,584)
Disposal of a non-controlling interests subsidiary										$ (695)		(695)
Other comprehensive loss:
Foreign currency translation adjustments						34,089	34,089					34,089
Loss on intra-entity foreign transactions of long-term investment nature						756		756				756
Contribution from shareholder				166								166
Share-based compensation				2,137								2,137
Exercise of share options and vesting of unvested shares					5,896				(5,852)			44
Exercise of share options and vesting of unvested shares (in shares)	304,910
Ending Balance at Dec. 31, 2021			12,368	544,425	(111,287)	41,176	45,992	(4,816)	230,139			716,821
Ending Balance (in shares) at Dec. 31, 2021	66,020,439	24,336,650
Net (loss) profit for the year									(75,562)			(75,562)
Other comprehensive loss:
Foreign currency translation adjustments						(47,413)	(47,413)					(47,413)
Loss on intra-entity foreign transactions of long-term investment nature						(2,794)		(2,794)				(2,794)
Contribution from shareholder				159								159
Share-based compensation				586								586
Exercise of share options and vesting of unvested shares				3	4							7
Exercise of share options and vesting of unvested shares (in shares)	240
Ending Balance at Dec. 31, 2022			12,368	545,173	(111,283)	(9,031)	(1,421)	(7,610)	154,577			591,804
Ending Balance (in shares) at Dec. 31, 2022	66,020,679	24,336,650
Net (loss) profit for the year									(179,721)			(179,721)
Other comprehensive loss:
Foreign currency translation adjustments						(27,872)	(27,872)					(27,872)
Loss on intra-entity foreign transactions of long-term investment nature						(505)		(505)				(505)
Contribution from shareholder				152								152
Repurchase of treasury stock (in shares)											(7,065,058)
Share-based compensation				39								39
Ending Balance at Dec. 31, 2023			$ 12,368	$ 545,364	$ (111,283)	$ (37,408)	$ (29,293)	$ (8,115)	$ (25,144)			$ 383,897
Ending Balance (in shares) at Dec. 31, 2023	66,020,679	24,336,650